32. Expenses by nature (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses By Nature Details Narrative
Expenses capitalized in property, plant and equipment	$ 589,000	$ 302,500	$ 271,600